Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$531,671.08

Principal:
Principal Collections	$9,291,409.99
Prepayments in Full	$3,378,711.17
Liquidation Proceeds	$107,441.69
Recoveries	$48,057.83
Sub Total	$12,825,620.68
Collections	$13,357,291.76

Purchase Amounts:
Purchase Amounts Related to Principal	$438,207.53
Purchase Amounts Related to Interest	$2,353.58
Sub Total	$440,561.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,797,852.87

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,797,852.87
Servicing Fee	$114,819.90	$114,819.90	$0.00	$0.00	$13,683,032.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,683,032.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,683,032.97
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,683,032.97
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$13,683,032.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,683,032.97
Interest - Class B Notes	$75,257.33	$75,257.33	$0.00	$0.00	$13,607,775.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,607,775.64
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$13,538,442.31
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,538,442.31
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$13,440,775.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,440,775.64
Regular Principal Payment	$12,901,985.11	$12,901,985.11	$0.00	$0.00	$538,790.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$538,790.53
Residual Released to Depositor	$0.00	$538,790.53	$0.00	$0.00	$0.00
Total		$13,797,852.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,901,985.11
Total					$12,901,985.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$12,901,985.11	$215.07	$75,257.33	$1.25	$12,977,242.44	$216.32
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$12,901,985.11	$6.32	$242,257.33	$0.12	$13,144,242.44	$6.44

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$54,077,121.55	0.9014356	$41,175,136.44	0.6863667
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$134,077,121.55	0.0657286	$121,175,136.44	0.0594037

Pool Information
Weighted Average APR	4.781%	4.829%
Weighted Average Remaining Term	17.51	16.81
Number of Receivables Outstanding	20,480	19,692
Pool Balance	$137,783,875.22	$124,415,021.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$134,077,121.55	$121,175,136.44
Pool Factor	0.0662756	0.0598450

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$3,239,885.47
Targeted Overcollateralization Amount	$3,239,885.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,239,885.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$153,082.93
(Recoveries)		210	$48,057.83
Net Loss for Current Collection Period			$105,025.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9147%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.7737%
Second Preceding Collection Period			(0.0521)%
Preceding Collection Period			0.1520%
Current Collection Period			0.9613%
Four Month Average (Current and Preceding Three Collection Periods)			0.4588%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		8,536	$17,765,958.02
(Cumulative Recoveries)			$2,658,973.07
Cumulative Net Loss for All Collection Periods			$15,106,984.95
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7267%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,081.30
Average Net Loss for Receivables that have experienced a Realized Loss			$1,769.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.66%	472	$4,559,247.83
61-90 Days Delinquent	0.42%	50	$516,509.23
91-120 Days Delinquent	0.14%	11	$176,748.00
Over 120 Days Delinquent	1.31%	115	$1,627,472.03
Total Delinquent Receivables	5.53%	648	$6,879,977.09

Repossession Inventory:
Repossessed in the Current Collection Period		11	$119,949.90
Total Repossessed Inventory		17	$203,182.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7567%
Preceding Collection Period			0.8643%
Current Collection Period			0.8938%
Three Month Average			0.8382%

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer